Accounts Receivable	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Accounts Receivable [Abstract]
Accounts Receivable

6. Accounts Receivable, Net

Accounts receivable, net is comprised of the following for the periods indicated:

	October 31,	April 30,
(in millions)	2015	2015
Accounts receivable	$294.1	$308.4
Unbilled accounts receivable	44.7	41.5
Less: allowance for doubtful accounts	(12.0)	(11.9)
Accounts receivable, net	$326.8	$338.0

Unbilled accounts receivable represents revenue recognized on contracts for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date.

7.    Accounts Receivable

Accounts receivable, net is comprised of the following:

	April 30,	May 31,
(in millions)	2015	2014
Accounts receivable	$308.4	$369.4
Unbilled accounts receivable	41.5	53.0
Less: allowance for doubtful accounts	(11.9)	(18.2)
Accounts receivable, net	$338.0	$404.2

Unbilled accounts receivable represents revenue recognized on contracts for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date.

The following is a rollforward of our allowance for doubtful accounts:

(in millions)
Balance, May 31, 2012	$18.1
Provision	6.5
Write-offs and recoveries	(9.0)
Currency translation effect	0.4
Balance, May 31, 2013	16.0
Provision	13.1
Write-offs and recoveries	(11.2)
Currency translation effect	0.3
Balance, May 31, 2014	18.2
Provision	8.6
Write-offs and recoveries	(13.6)
Currency translation effect	(1.3)
Balance, April 30, 2015	$11.9